Summary of Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements for the Company have been prepared in accordance with instructions to the SEC Form 10-Q and Article 10 of Regulation S-X; therefore, they do not include all information and footnotes necessary for a fair presentation of financial position, results of operations, comprehensive income, and cash flows in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All adjustments consisting of normally recurring accruals that, in the opinion of management, are necessary for a fair presentation of the consolidated financial position and results of operations for the periods covered by this report have been included. These interim financial statements should be read in conjunction with the audited consolidated financial statements and footnote disclosures for the Company previously filed with the SEC in the Company’s prospectus filed with the Securities and Exchange Commission on November 9, 2017 pursuant to Rule 424(b) of the Securities Act. Operating results for the period ended September 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017.

The Company and its subsidiaries follow accounting principles generally accepted in the United States of America, including, where applicable, general practices within the banking industry. The consolidated financial statements include the accounts of the Company and its subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation. The assessment of whether or not the Company has a controlling interest (i.e., the primary beneficiary) in a variable-interest entity (“VIE”) is performed on an on-going basis. All equity investments in non-consolidated VIEs are included in “other assets” in the Company’s consolidated balance sheets (Note 20).

Certain amounts reported in prior years have been reclassified to conform to the 2017 presentation. These reclassifications did not materially impact the Company’s consolidated balance sheets or consolidated statements of income.

Basis of Presentation and Consolidation

The Company and its subsidiaries follow accounting principles generally accepted in the United States of America, including, where applicable, general practices within the banking industry. The consolidated financial statements include the accounts of the Company and its subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation. The assessment of whether or not the Company has a controlling interest (i.e., the primary beneficiary) in a variable-interest entity (“VIE”) is performed on an on-going basis. All equity investments in non-consolidated VIEs are included in “other assets” in the Company’s consolidated balance sheets (Note 20).

Certain amounts reported in prior years have been reclassified to conform to the 2016 presentation. These reclassifications did not materially impact the Company’s consolidated balance sheets or consolidated statements of income.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 855, “Subsequent Events,” the Company’s Management has evaluated subsequent events for potential recognition or disclosure in the consolidated financial statements through the date of the issuance of these consolidated financial statements. No subsequent events were identified that would have required a change to the consolidated financial statements or disclosure in the notes to the consolidated financial statements, other than as disclosed in Note 25, Subsequent Events.

Stock Split

Stock Split

On March 30, 2017, the Board of Directors approved a 75-for-one stock split of the Company’s common stock. The stock split occurred on April 7, 2017. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

Stock Split

In March 2017, the Board of Directors approved a 75 for-one stock split of the Company’s common stock. The stock split occurred on April 7, 2017. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

Nature of Operations

Nature of Operations

The Company’s subsidiaries include:

•	Town & Country Insurance Agency, Inc., dba Cadence Insurance—full service insurance agency

•	The Bank

The Bank operates under a national bank charter and is subject to regulation by the Office of the Comptroller of the Currency (OCC). The Bank provides lending services in Georgia and full banking services in five southern states: Alabama, Florida, Mississippi, Tennessee, and Texas.

The Bank’s subsidiaries include:

•	Linscomb & Williams Inc.—financial advisory firm; and

•	Cadence Investment Services, Inc.—provides investment and insurance products,

The Company and the Bank also have certain other non-operating and immaterial subsidiaries.

Nature of Operations

The Company’s subsidiaries are as follows:

•	Town & Country Insurance Agency, Inc., dba Cadence Insurance—full service insurance agency

•	The Bank

The Bank operates under a national bank charter and is subject to regulation by the Office of the Comptroller of the Currency (OCC). The Bank provides lending services in Georgia and full banking services in five southern states: Alabama, Florida, Mississippi, Tennessee, and Texas.

The Bank’s subsidiaries are as follows:

•	Linscomb & Williams—financial advisory firm

•	Cadence Investment Services, Inc.—provides investment and insurance products

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for acquired credit impaired loans, valuation of goodwill, intangible assets and deferred income taxes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for acquired credit impaired loans, valuation of goodwill, intangible assets and deferred income taxes.

Recently Adopted and Pending Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” Under ASU 2016-09, all excess tax benefits and tax deficiencies related to share-based payment awards should be recognized as income tax expense or benefit in the income statement during the period in which they occur. Previously, such amounts were recorded in the pool of excess tax benefits included in additional paid-in capital, if such pool was available. Because excess tax benefits are no longer recognized in additional paid-in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share should exclude the amount of excess tax benefits that would have previously been recognized in additional paid-in capital. Additionally, excess tax benefits should be classified along with other income tax cash flows as an operating activity rather than a financing activity, as was previously the case. ASU 2016-09 also provides that an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (current GAAP) or account for forfeitures when they occur. ASU 2016-09 changes the threshold to qualify for equity classification (rather than as a liability) to permit withholding up to the maximum statutory tax rates (rather than the minimum as was previously the case) in the applicable jurisdictions. The adoption at January 1, 2017 of ASU 2016-09 did not have a significant impact on our financial position, results of operations or cash flows.

Pending Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” (ASU 2014-09), which is intended to improve and converge the financial reporting requirements for revenue contracts with customers. Previous accounting guidance comprised broad revenue recognition concepts along with numerous industry-specific requirements. The new guidance establishes a five-step model which entities must follow to recognize revenue and removes inconsistencies and weaknesses in existing guidance. The banking industry does not expect significant changes because major sources of revenue are from financial instruments that have been excluded from the scope of the new standard (including loans, derivatives, debt and equity securities, etc.). ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2017, and must be retrospectively applied. Entities will have the option of presenting prior periods as impacted by the new guidance or presenting the cumulative effect of initial application along with supplementary disclosures. We expect that ASU 2014-09 will require us to change how we recognize certain recurring revenue streams within insurance commissions and fees and other categories of noninterest income; however, we do not expect these changes to have a significant impact on our consolidated financial statements. We expect to adopt the standard in the first quarter of 2018 with a cumulative effect adjustment to opening retained earnings, if such adjustment is deemed to be significant.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-1, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheets, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheets or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-01 will be effective for fiscal years and interim periods beginning after December 15, 2017. The Company does not expect this guidance will have a material effect on the Company’s consolidated balance sheets and consolidated statements of income.

In February 2016, the FASB issued ASU 2016-02, “Leases”. This ASU requires lessees to recognize lease assets and lease liabilities generated by contracts longer than a year on their balance sheets. The ASU also requires companies to disclose in the footnotes to their financial statements information about the amount, timing, and uncertainty for the payments they make for the lease agreements. ASU 2016-02 will be effective for annual periods and interim periods within those annual periods beginning after December 31, 2018. The Company is evaluating the effect of adopting this new accounting guidance.

In June 2016, the FASB has issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The guidance is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments. The guidance will replace the current incurred loss accounting model with an expected loss approach and requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is evaluating the effect of adopting this new accounting guidance.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the impact of the ASU on the Company’s consolidated statement of cash flows. The Company is not expecting to early adopt the ASU.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which introduces amendments that are intended to clarify the definition of a business to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments are intended to narrow the current interpretation of a business. ASU No. 2017-01 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those periods. The amendments will be applied prospectively on or after the effective date. Early application of the amendments in this ASU is allowed for transactions, including when a subsidiary or group of assets is deconsolidated/derecognized, in which the acquisition date occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is currently evaluating the effect of the ASU.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Therefore, any carrying amount which exceeds the reporting unit’s fair value (up to the amount of goodwill recorded) will be recognized as an impairment loss. ASU No. 2017-04 will be effective for annual reporting periods beginning after December 15, 2019, including interim reporting periods within those periods. The amendments will be applied prospectively on or after the effective date. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. Based on recent goodwill impairments tests, which did not require the application of Step 2, the Company does not expect the adoption of this ASU to have an immediate impact.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities”, which will shorten the amortization period for callable debt securities held at a premium to the earliest call date instead of the maturity date. The amendments do not require an accounting change for securities held at a discount, which will continue to be amortized to the maturity date. ASU No. 2017-08 will be effective for annual reporting periods beginning after December 15, 2018, including interim reporting periods within those periods. The amendments should be applied using a modified-retrospective transition method as of the beginning of the period of adoption. Early adoption is permitted, including adoption in an interim period. The Company is currently assessing this pronouncement and it is not expected to have a material impact on the Company’s financial condition or results of operations.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities.” ASU 2017-12 amends the hedge accounting recognition and presentation requirements in ASC 815 to improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities to better align the entity’s financial reporting for hedging relationships with those risk management activities and to reduce the complexity of and simplify the application of hedge accounting. ASU 2017-12 will be effective for periods beginning after December 15, 2018 and is not expected to have a significant impact on the Company’s financial condition or results of operations.

Recently Adopted Accounting Pronouncements

In July 2013, the FASB issued ASU No. 2013-11 Income Taxes (Topic 740), “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. This ASU provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Income tax accounting guidance did not explicitly address how to present unrecognized tax benefits when a company also has net operating losses or tax credit carryforwards. Previously, most companies presented these unrecognized benefits as a liability (i.e., gross presentation), but some presented the liability as a reduction of their net operating losses or tax credit carryforwards (i.e., net presentation). To address this diversity in practice, the FASB issued ASU 2013-11, requiring unrecognized tax benefits to be offset against a deferred tax asset for a net operating loss carryforward, similar tax loss, or tax credit carryforward except when either (1) a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position, or (2) the entity does not intend to use the deferred tax asset for this purpose (provided that the tax law permits a choice). If either of these conditions exists, an entity should present an unrecognized tax benefit in the financial statements as a liability and should not net the unrecognized tax benefit with a deferred tax asset. The Company adopted the provisions of ASU 2013-11 effective January 1, 2015 and this adoption did not have an impact on its consolidated balance sheets.

In January 2014, the FASB issued ASU No. 2014-01, “Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects,” ASU 2014-01, which enables companies that invest in affordable housing projects that qualify for the low-income housing tax credit (“LIHTC”) to elect to use the proportional amortization method if certain conditions are met. Under the proportional amortization method, the initial investment cost of the project is amortized in proportion to the amount of tax credits and benefits received, with the results of the investment presented on a net basis as a component of income tax expense (benefit). The Company adopted ASU 2014-01 on January 1, 2015 and the adoption did not have a material effect on the consolidated financial statements of the Company.

In January 2014, the FASB issued ASU No. 2014-04, “Receivables –Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure,” (ASU 2014-04), which clarifies when an in-substance foreclosure or repossession of residential real estate property occurs, requiring a creditor to reclassify the loan to other real estate. According to ASU 2014-04, a consumer mortgage loan should be reclassified to other real estate either upon the creditor obtaining legal title to the real estate collateral or when the borrower voluntarily conveys all interest in the real estate property to the creditor through a deed in lieu of foreclosure or similar legal agreement. ASU 2014-04 also clarifies that a creditor should not delay reclassification when a borrower has a legal right of redemption. The Company adopted the provisions of ASU 2014-04 on January 1, 2015 and the adoption did not have a material effect on the on the consolidated financial statements of the Company.

In August 2014, the FASB issued ASU 2014-14, “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure” (Subtopic 310-40) to give greater consistency in the classification of government-guaranteed loans upon foreclosure. ASU 2014-14 applies to all loans that contain a government guarantee that is not separable from the loan or for which the creditor has both the intent and ability to recover a fixed amount under the guarantee by conveying the property to the guarantor. Upon foreclosure, the creditor should reclassify the mortgage loan to another receivable that is separate from loans and should measure the receivable at the amount of the loan balance expected to be recovered from the guarantor. ASU 2014-14 was effective for the Company for interim and annual periods beginning after December 15, 2014. The adoption of ASC 2014-14 on January 1, 2015 did not have a material effect on the on the consolidated financial statements of the Company.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation—Amendments to the Consolidation Analysis”, which eliminates the consolidation model created specifically for limited partnerships and creates a single model for evaluating consolidation of legal entities. The Company adopted the amendment, effective January 1, 2016, through retrospective application; however, there was no resulting change to amounts reported in prior periods.

In April 2015, the FASB issued ASU 2015-03, “Interest—Imputation of Interest”, to simplify presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal periods. Early adoption of the amendments in this update is permitted for financial statements that have not been previously issued. The company adopted ASU 2015-03 as of December 31, 2015. The adoption of this new accounting guidance resulted in a reclassification of deferred financing costs from “Other assets” to “Senior debt” and “Subordinated debt” on our consolidated balance sheets for the current and all prior periods. There was no impact on our consolidated statements of income or consolidated statements of cash flows.

Pending Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” (ASU 2014-09), which is intended to improve and converge the financial reporting requirements for revenue contracts with customers. Previous accounting guidance comprised broad revenue recognition concepts along with numerous industry-specific requirements. The new guidance establishes a five-step model which entities must follow to recognize revenue and removes inconsistencies and weaknesses in existing guidance. The banking industry does not expect significant changes because major sources of revenue are from financial instruments that have been excluded from the scope of the new standard, (including loans, derivatives, debt and equity securities, etc.). However, the new standard affects other fees charged by banks, such as asset management fees, credit card interchange fees, deposit account fees, etc. Adoption may be made on a full retrospective basis with practical expedients, or on a modified retrospective basis with a cumulative effect adjustment. Early adoption will be permitted as of the original effective date in ASU 2014-09, which is annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2017, and must be retrospectively applied. Entities will have the option of presenting prior periods as impacted by the new guidance or presenting the cumulative effect of initial application along with supplementary disclosures. The Company is currently evaluating the impact of adopting ASU 2014-09, including the transition method.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-1, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheets, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheets or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-01 will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted for the own credit provision. The Company does not expect this guidance will have a material effect on the Company’s consolidated balance sheets and consolidated statements of income.

In February 2016, the FASB issued ASU 2016-02, “Leases”. This ASU requires lessees to recognize lease assets and lease liabilities generated by contracts longer than a year on their balance sheets. The ASU also requires companies to disclose in the footnotes to their financial statements information about the amount, timing, and uncertainty for the payments they make for the lease agreements. ASU 2016-02 will be effective for annual periods and interim periods within those annual periods beginning after December 31, 2018. The Company is evaluating the effect of adopting this new accounting guidance.

In March 2016, the FASB issued ASU 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” Under ASU 2016-09 all excess tax benefits and tax deficiencies related to share-based payment awards should be recognized as income tax expense or benefit in the income statement during the period in which they occur. Previously, such amounts were recorded in the pool of excess tax benefits included in additional paid-in capital, if such pool was available. Because excess tax benefits are no longer recognized in additional paid-in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share should exclude the amount of excess tax benefits that would have previously been recognized in additional paid-in capital. Additionally, excess tax benefits should be classified along with other income tax cash flows as an operating activity rather than a financing activity, as was previously the case. ASU 2016-09 also provides that an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (current GAAP) or account for forfeitures when they occur. ASU 2016-09 changes the threshold to qualify for equity classification (rather than as a liability) to permit withholding up to the maximum statutory tax rates (rather than the minimum as was previously the case) in the applicable jurisdictions. ASU 2016-09 will be effective on January 1, 2017 and is not expected to have a significant impact on our financial position, results of operations or cash flows.

In June 2016, he FASB has issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The guidance is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments. The guidance will replace the current incurred loss accounting model with an expected loss approach and requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is evaluating the effect of adopting this new accounting guidance.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the impact of the ASU on the Company’s consolidated statement of cash flows. The Company is not expecting to early adopt the ASU.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which introduces amendments that are intended to clarify the definition of a business to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments are intended to narrow the current interpretation of a business. ASU No. 2017-01 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those periods. The amendments will be applied prospectively on or after the effective date. Early application of the amendments in this ASU is allowed for transactions, including when a subsidiary or group of assets is deconsolidated/derecognized, in which the acquisition date occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is currently evaluating the effect of the ASU.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Therefore, any carrying amount which exceeds the reporting unit’s fair value (up to the amount of goodwill recorded) will be recognized as an impairment loss. ASU No. 2017-04 will be effective for annual reporting periods beginning after December 15, 2019, including interim reporting periods within those periods. The amendments will be applied prospectively on or after the effective date. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. Based on recent goodwill impairments tests, which did not require the application of Step 2, the Company does not expect the adoption of this ASU to have an immediate impact.

Branch Sales

Branch Sales

In March and October, 2015, the Company sold the assets and transferred the liabilities of eight branches in Florida (6) and Georgia (2) and recognized a loss of $1.5 million. In March 2014, the Company sold the assets and transferred the liabilities of two branches in Tennessee and recognized a loss of $0.8 million.

The following table summarizes the allocation of the sale price to assets sold and liabilities transferred:

(In thousands)	2015	2014
Cash on hand	$1,254	$412
Loans	42,477	3,636
Premises and equipment	3,095	244
Other assets	113	406

Total assets sold	46,939	4,698
Deposits	253,823	29,886
Other liabilities	301	20

Total liabilities transferred	254,124	29,906

Cash paid	$207,185	$25,208

Acquisition Accounting

Acquisition Accounting

The Company has determined that the acquisitions completed by the Company of Superior Bank, F.S.B. (“Superior”) in 2011, and Encore Bancshares, Inc. (“Encore”) in 2012, constitute business combinations as defined in ASC Topic 805, “Business Combinations.” Accordingly, as of the date of acquisition, the Company recorded the assets acquired and liabilities assumed at fair value. If the fair value of net assets purchased exceeds the fair value of consideration paid, a bargain purchase gain is recognized at the date of acquisition. Conversely, if the consideration paid exceeds the fair value of the net assets acquired, goodwill is recognized at the acquisition date.

The Company determined initial fair values in accordance with the guidance provided in ASC Topic 820, “Fair Value Measurements and Disclosures.” Fair value was established by discounting the expected future cash flows with a market discount rate for like maturity and risk instruments. The estimation of expected future cash flows requires significant assumptions about appropriate discount rates, expected future cash flows, market conditions and other future events and actual results could differ materially. Fair values are subject to refinement after the closing date of an acquisition as information relative to closing date fair values becomes available. The Company has made the determinations of fair value using the best information available at the time.

Securities

Securities

Securities are accounted for as follows:

Securities Available-for-Sale

Securities classified as available-for-sale are those securities that are intended to be held for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including movements in interest rates, liquidity needs, security risk assessments, changes in the mix of assets and liabilities and other similar factors. These securities are carried at their estimated fair value, and the net unrealized gain or loss is reported as accumulated other comprehensive income, net of tax, until realized. Premiums and discounts are recognized in interest income using the effective interest method.

Realized gains and losses on the sale of securities available-for-sale are determined by specific identification using the adjusted cost on a trade date basis and are included in securities gains (losses), net.

Securities Held-to-Maturity

Securities classified as held-to-maturity are those securities for which there is a positive intent and ability to hold to maturity. These securities are carried at cost, adjusted for amortization of premium and accretion of discount, computed by the interest method.

Trading Account Securities

Trading account securities are securities that are held for the purpose of selling them at a profit. The Company had no trading account securities as of December 31, 2016 or 2015.

FHLB and FRB Stock

The Company has ownership in Federal Home Loan Bank “FHLB” and Federal Reserve Bank “FRB” stock which do not have a readily determinable fair value and no quoted market values, as ownership is restricted to member institutions, and all transactions take place at par value with the FHLB or FRB as the only purchaser. Therefore, the Company accounts for these investments as long-term assets and carries them at cost. Management’s determination as to whether these investments are impaired is based on management’s assessment of the ultimate recoverability of the par value (cost) rather than recognizing temporary declines in fair value. In order to become a member of the Federal Reserve System, regulations require that the Company hold a certain amount of FRB capital stock. Additionally, investment in FHLB stock is required for membership in the FHLB system and in relation to the level of FHLB outstanding borrowings.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments and Hedging Activities

Derivative instruments are accounted for under the requirements of ASC Topic 815, “Derivatives and Hedging.” ASC Topic 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the consolidated balance sheets at fair value.

The fair value of derivative positions outstanding is included in other assets and other liabilities in the accompanying consolidated balance sheets and in the net change in each of these financial statement line items in the accompanying consolidated statements of cash flows. The Company does not speculate using derivative instruments.

Interest Rate Lock Commitments

In the ordinary course of business, the Company enters into certain commitments with customers in connection with residential mortgage loan applications. Such commitments are considered derivatives under current accounting guidance and are required to be recorded at fair value. The change in fair value of these instruments is reflected currently in the mortgage banking revenue of the consolidated statements of income.

Forward Sales Commitments

The Company enters into forward sales commitments of mortgage-backed securities (“MBS”) with investors to mitigate the effect of the interest rate risk inherent in providing interest rate lock commitments to customers. During the period from commitment date to closing date, the Company is subject to the risk that market rates of interest may change. In an effort to mitigate such risk, forward delivery sales commitments, under which the Company agrees to deliver certain MBS, are established. These commitments are non-hedging derivatives in accordance with current accounting guidance and recorded at fair value, with changes in fair value reflected currently in the mortgage banking revenue of the consolidated statements of income.

Forward Purchase Commitments

If the Company determines that the amount of its forward sales commitments exceeds the amount necessary to mitigate the interest rate risk in the interest rate lock commitments, it will enter into forward purchase commitments to purchase MBS on an agreed-upon date and price similar to the terms of forward sales commitments. These commitments are non-hedging derivatives in accordance with current accounting guidance and recorded at fair value, with changes in fair value reflected currently in mortgage banking revenue.

Interest Rate Swap, Floor and Cap Agreements Not Designated as Hedging Derivatives

The Company enters into interest rate swap, floor and cap agreements on commercial loans with customers to meet the financing needs and interest rate risk management needs of its customers. At the same time, the Company enters into an offsetting interest rate swap, floor or cap agreement with a financial institution in order to minimize the Company’s interest rate risk. These interest rate swap and cap agreements are non-hedging derivatives and are recorded at fair value with changes in fair value reflected in noninterest income. The fair value of these derivatives is recorded on the consolidated balance sheets in other assets and other liabilities.

Interest Rate Swap Agreements Designated as Cash Flow Hedges

Cash flow hedge relationships mitigate exposure to the variability of future cash flows or other forecasted transactions. The Company uses interest rate swaps to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans. The effective portion of the gain or loss related to the derivative instrument is recognized as a component of other comprehensive income and subsequently reclassified into interest income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recognized immediately as noninterest income. The Company assesses the effectiveness of the hedging derivative by comparing the change in fair value of the respective derivative instrument and the change in fair value of an effective hypothetical derivative instrument.

Foreign Currency Contracts

The Company enters into certain foreign currency exchange contracts on behalf of its clients to facilitate their risk management strategies, while at the same time entering into offsetting foreign currency exchange contracts in order to minimize the Company’s foreign currency exchange risk. The contracts are short term in nature, and any gain or loss incurred at settlement is recorded as other noninterest income or other noninterest expense. The fair value of these contracts is reported in other assets and other liabilities. The Company does not apply hedge accounting to these contracts.

Counterparty Credit Risk

Derivative contracts involve the risk of dealing with both bank customers and institutional derivative counterparties and their ability to meet contractual terms. Under Company policy, institutional counterparties must be approved by the Company’s Asset/Liability Management Committee. The Company’s credit exposure on derivatives is limited to the net fair value for each counterparty.

Refer to Note 6 for further discussion and details of derivative financial instruments and hedging activities.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financials assets are accounted for as sales when control over the transferred assets is surrendered. Control is generally considered to have been surrendered when 1) the transferred assets are legally isolated from the Company or its consolidated affiliates, even in bankruptcy or other receivership, 2) the transferee has the right to pledge or exchange the assets with no conditions that constrain the transferee and provide more than a trivial benefit to the Company, and 3) the Company does not maintain the obligation or unilateral ability to reclaim or repurchase the assets. If these sale criteria are met, the transferred assets are removed from the Company’s balance sheet and a gain or loss on sale is recognized. If not met, the transfer is recorded as a secured borrowing, and the assets remain on the Company’s balance sheet, the proceeds from the transaction are recognized as a liability, and gain or loss on sale is deferred until the sale criterion are achieved. All transfers of financial assets in the reported periods have qualified and been recorded as sales.

Loans Held for Sale

Loans Held for Sale

Mortgage Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Generally, loans in this category are sold within thirty days. These loans are primarily sold with the mortgage servicing rights released. Fees on mortgage loans sold individually in the secondary market, including origination fees, service release premiums, processing and administrative fees, and application fees, are recognized as mortgage banking revenue in the period in which the loans are sold. These loans are underwritten to the standards of upstream correspondents and are held on the Company’s consolidated balance sheets until the loans are sold. Buyers generally have recourse to return a purchased loan to the Company under limited circumstances. Recourse conditions may include early payment default, breach of representations or warranties, and documentation deficiencies. During 2016, 2015 and 2014, an insignificant number of loans were returned to the Company.

Commercial Loans Held for Sale

The Company transfers certain commercial loans to held for sale when management has the intent to sell the loan or a portion of the loan in the near term. These held for sale loans are recorded at the lower of cost or estimated fair value. At the time of transfer, write-downs on the loans are recorded as charge-offs and a new cost basis is established. Any subsequent lower of cost or market adjustment is determined on an individual loan basis and is recognized as a valuation allowance with any charges included in other noninterest expense. Gains and losses on the sale of these loans are included in other noninterest income when realized.

A summary of the loans held for sale at December 31, 2016 and 2015 is as follows:

	For the Year Ended December 31,
(In thousands)	2016	2015
Mortgage loans held for sale	$8,369	$6,099
Commercial loans held for sale	9,453	19,314

Loans held for sale	$17,822	$25,413

Loans (Excluding Acquired Credit Impaired Loans)

Loans (Excluding Acquired Credit Impaired Loans)

Loans include loans that are originated by the Company and acquired loans that are not considered impaired at acquisition. Loans originated by the Company are carried at the principal amount outstanding adjusted for the allowance for credit losses, net deferred origination fees, and unamortized discounts and premiums. Interest income is recognized based on the principal balance outstanding and the stated rate of the loan. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield on the related loan. Loans acquired through acquisition are initially recorded at fair value. Discounts created when the loans were recorded at their estimated fair values at acquisition are accreted over the remaining term of the loan as an adjustment to the related loan’s yield.

Commercial loans, including small business loans, are generally placed on nonaccrual status when principal or interest is past due ninety days or more unless the loan is well secured and in the process of collection, or when the loan is specifically determined to be impaired. Consumer loans, including residential first and second lien loans secured by real estate, are generally placed on nonaccrual status when they are 120 or more days past due.

The accrual of interest, as well as the amortization/accretion of any remaining unamortized net deferred fees or costs and discount or premium, is generally discontinued at the time the loan is placed on nonaccrual status. All accrued but uncollected interest for loans that are placed on nonaccrual status is reversed through interest income. Cash receipts received on nonaccrual loans are generally applied against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income (i.e., cost recovery method). However, interest may be accounted for under the cash-basis method as long as the remaining recorded investment in the loan is deemed fully collectible.

Non-impaired loans are evaluated for potential charge-off in accordance with the parameters discussed below or when the loan is placed on non-accrual status, whichever is earlier. Loans within the commercial portfolio (except for acquired credit impaired) are generally evaluated for charge-off at 90 days past due, unless both well-secured and in the process of collection. Closed and open-end residential mortgage and consumer loans (except for acquired credit impaired) are evaluated for charge-off no later than 120 days past due. Any outstanding loan balance in excess of the fair value of the collateral less costs to sell is charged-off no later than 180 days past due for loans secured by real estate. For non-real estate secured loans, in lieu of charging off the entire loan balance, loans may be written down to the fair value of the collateral less costs to sell if repossession of collateral is assured and in process.

A loan is considered to be impaired when it appears probable that the entire amount contractually due will not be collected. Factors considered in determining impairment include payment status, collateral values, and the probability of collecting scheduled payments of principal and interest when due. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the loan’s observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

Included in impaired loans are loans considered troubled debt restructurings (“TDRs”). The Company attempts to work with borrowers when necessary to extend or modify loan terms to better align with the borrower’s ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that the Company has granted a concession to the borrower. The Company may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future without the modification. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, principal forgiveness, forbearance, or other concessions. The assessments of whether a borrower is experiencing or will likely experience financial difficulty and whether a concession has been granted is highly subjective in nature, and management’s judgment is required when determining whether a modification is classified as a TDR. Current amendments to the accounting guidance preclude a creditor from using the effective interest rate test in the debtor’s guidance on restructuring of payables (paragraph 470-60-55-10) when evaluating whether a restructuring constitutes a TDR.

Allowance for Credit Losses

Allowance for Credit Losses

The allowance for credit losses (“ACL”) is established through charges to income in the form of a provision for credit losses. The ACL is maintained at a level that management believes is adequate to absorb all probable losses on loans inherent in the loan portfolio as of the reporting date. Events that are not within the Company’s control, such as changes in economic factors, could change subsequent to the reporting date and could cause the ACL to be overstated or understated. The amount of the ACL is affected by loan charge-offs, which decrease the ACL; recoveries on loans previously charged off, which increase the ACL; and the provision for credit losses charged to income, which increases the ACL. In determining the provision for credit losses, management monitors fluctuations in the ACL resulting from actual charge-offs and recoveries and reviews the size and composition of the loan portfolio in light of current and anticipated economic conditions.

The ACL is comprised of the following four components:

•	Specific reserves are recorded on loans reviewed individually for impairment. Generally, all loans that are individually identified as impaired are reviewed on a quarterly basis in order to determine whether a specific reserve is required. A loan is considered impaired when, based on current information, it is probable that we will not receive all amounts due in accordance with the contractual terms of the loan agreement. Once a loan has been identified as impaired, management measures impairment in accordance with ASC Topic 310, “Receivables.” The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the loan’s observable market price, or based on the fair value of the collateral if the loan is collateral dependent. When management’s measured value of the impaired loan is less than the recorded investment in the loan, the amount of the impairment is recorded as a specific reserve. These specific reserves are determined on an individual loan basis based on management’s current evaluation of the loss exposure for each credit, given the payment status, the financial condition of the borrower and any guarantors and the value of any underlying collateral. Loans that are individually identified as impaired are excluded from the general reserve calculation described below. Changes in specific reserves from period to period are the result of changes in the circumstances of individual loans such as charge-offs, payments received, changes in collateral values or other factors.

•	For loans not considered to be impaired, a general reserve is maintained for each loan segment in the loan portfolio. Due to the growth of the credit portfolio into new geographic areas and into new commercial segmentations and the lack of seasoning of the portfolio, the Company recognizes there is limited historical loss information to adequately estimate loss rate bands based primarily on historical loss data. Therefore, external loss data was acquired from the research arm of a nationally recognized risk rating agency to act as a proxy for loss rates within the ACL model until sufficient loss history can be accumulated from the Company’s loss experience in these segments. These loss rate bands were developed specifically for the Company’s customer risk profile and portfolio mix. The Company monitors actual loss experience for each loan segment for adjustments required to the loss rates utilized.

•	In assessing the overall risk of the credit portfolio, the ACL Committee also considers the following qualitative factors that may indicate additional credit losses within the current credit portfolio. Management discretion dictates how these factors should affect certain segments (or the entire portfolio) according to a number of basis points to be added to (or subtracted from) loan loss rates. By their nature, qualitative adjustments attempt to quantify and standardize factors that serve as “leading indicators” of credit deterioration or improvement. These primary adjustment factors include, but are not limited to the following:

•	Lending policies, procedures, practices or philosophy, including underwriting standards and collection, charge-off and recovery practices

•	Changes in national and service market economic and business conditions that could affect the level of default rates or the level of losses once a default has occurred within the Bank’s existing loan portfolio

•	Changes in the nature or size of the portfolio

•	Changes in portfolio collateral values

•	Changes in the experience, ability, and depth of lending management and other relevant staff

•	Volume and/or severity of past due and classified credits or trends in the volume of losses, non-accrual credits, impaired credits and other credit modifications

•	Quality of the institution’s credit review system and processes and the degree of oversight by bank management and the board of directors

•	Concentrations of credit such as industry and lines of business

•	Competition and legal and regulatory requirements or other external factors.

•	In connection with acquisitions (see Accounting for Acquired Loans and FDIC Loss Share Receivable below), the Company acquired certain loans considered impaired and accounts for these loans under the provisions of ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, which require the initial recognition of these loans at the present value of amounts expected to be received. The ACL previously associated with these loans does not carry over to the books of the acquiring entity. Any decreases in expected cash flows subsequent to acquisition are recorded in the ACL. For any increases in cash flows expected to be collected, the Company adjusts the amount of accretable yield recognized on a prospective basis over the loan’s or pool’s remaining life. The Company also accounts for certain acquired loans considered performing at the time of acquisition by analogy to ASC 310-30. These loans are acquired at a discount, attributable in part to credit quality, for which the Company believes based on the characteristics of the loans that accounting under ASC 310-30 is appropriate.

Management presents the quarterly review of the ACL to the Bank’s Board of Directors, indicating any recommendations as to adjustments in the ACL. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available or as events change.

The reserve for unfunded commitments is determined by assessing three distinct pieces: unfunded commitment volatility in the portfolio (excluding commitments related to letters of credit), adverse letters of credit, and adverse lines of credit. Unfunded commitment volatility is calculated on a trailing eight quarter basis; the resulting expected funding amount is then reserved for based on the current combined reserve rate of the originated and ANCI loans. Adverse lines and letters of credit are assessed individually based on funding and loss expectations as of the period end. The reserve for unfunded commitments is recorded in other liabilities and other noninterest expense separate from the allowance and provision for credit losses. As of December 31, 2016 and 2015 the reserve for unfunded commitments totaled $1.6 million and $0.8 million, respectively.

Accounting for Acquired Loans and FDIC Loss Share Receivable

Accounting for Acquired Loans and FDIC Loss Share Receivable

Acquired Loans

The Company accounts for its acquisitions under ASC Topic 805, which requires the use of the acquisition method of accounting. All identifiable assets acquired, including loans, are recorded at fair value. No ACL related to the acquired loans is recorded on the acquisition date as the fair value of the loans acquired incorporates assumptions regarding credit risk. Loans acquired are recorded at fair value in accordance with the fair value methodology prescribed in ASC Topic 820, exclusive of the shared-loss agreements with the Federal Deposit Insurance Corporation (“FDIC”) (see “FDIC Indemnification Asset” below). The fair value estimates associated with the loans include estimates related to the amount and timing of undiscounted expected principal, interest and other cash flows, as well as the appropriate discount rate. At the time of acquisition, the Company estimated the fair value of the total acquired loan portfolio by segregating the portfolio into loan pools with similar characteristics and certain specifically-reviewed non-homogeneous loans. The similar characteristics used to establish the pools included:

•	Risk rating,

•	The loan type based on regulatory reporting guidelines; namely whether the loan was a residential, construction, consumer, or commercial loan, and

•	The nature of collateral.

From these pools, the Company used certain loan information, including outstanding principal balance, estimated probability of default and loss given default, weighted average maturity, weighted average term to re-price (if a variable rate loan), estimated prepayment rates, and weighted average interest rate to estimate the expected cash flow for each loan pool. For the specifically-reviewed loans expected cash flows were determined for each loan based on current performance and collateral values, if the loan is collateral dependent.

The Company accounts for and evaluates acquired credit impaired (“ACI”) loans in accordance with the provisions of ASC Topic 310-30. When ACI loans exhibit evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all principal and interest payments in accordance with the terms of the loan agreement, the expected shortfall in future cash flows, as compared to the contractual amount due, is recognized as a non-accretable discount. Any excess of expected cash flows over the acquisition date fair value is known as the accretable discount, and is recognized as accretion income over the life of each pool or individual loan. ACI loans that meet the criteria for non-accrual of interest at the time of acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if the timing and expected cash flows on such loans can be reasonably estimated and if collection of the new carrying value of such loans is expected. However, if the timing or amount of the expected cash flows cannot be reasonably estimated an ACI loan may be placed in nonaccruing status. Expected cash flows over the acquisition date fair value are periodically re-estimated utilizing the same cash flow methodology used at the time of acquisition and subsequent decreases to the expected cash flows will generally result in a provision for loan losses charge to the Company’s consolidated statements of income. Conversely, subsequent increases in expected cash flows result in a transfer from the non-accretable discount to the accretable discount, which would have a positive impact on accretion income prospectively. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

FDIC Indemnification Asset

An FDIC indemnification asset results from the loss sharing agreement in an FDIC-assisted transaction and is measured separately from the related covered assets as they are not contractually embedded in those assets and are not transferable should the Company choose to dispose of the covered assets. The FDIC indemnification asset represents the estimated fair value of expected reimbursements from the FDIC for losses on covered loans and other real estate owned (“OREO”).

As indemnified assets are resolved and the Company is reimbursed by the FDIC for the value of the resolved portion of the FDIC indemnification asset, the Company reduces the carrying value of the FDIC indemnification asset. As of December 31, 2012, the Company had submitted claims in excess of the first threshold of $347 million established at acquisition and was reimbursed the 80% of the covered losses by the FDIC up to this initial threshold. Subsequent claims between $347 million and $504 million are not reimbursable under the loss share agreement. The Company’s claims did not exceed the second threshold of $504 million, over which losses are reimbursed at 80%. On January 5, 2016, a settlement agreement was finalized with the FDIC to terminate the loss share agreement at a nominal cost and the Company had no FDIC indemnification asset recorded as of December 31, 2016 and 2015.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method at rates calculated to depreciate or amortize the cost of assets over their estimated useful lives.

Maintenance and repairs of property and equipment are charged to expense, and major improvements that extend the useful life of the asset are capitalized. Upon retirement, sale, or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gains or losses are included in income.

The Company leases various premises and equipment under operating leases. The leases have varying terms, with most containing renewal or first-right-of-refusal options for multi-year periods and annual increases in base rates. Leasehold improvements are depreciated over the lesser of the estimated useful life or the lease term.

Other Real Estate

Other Real Estate

OREO consists of properties acquired through foreclosure and unutilized bank-owned properties. These properties, as held for sale properties, are recorded at fair value, less estimated costs to sell, on the date of foreclosure establishing a new cost basis for the property. Subsequent to the foreclosure date the OREO is maintained at the lower of cost or fair value. Any write-down to fair value required at the time of foreclosure is charged to the ACL. Subsequent gains or losses on other real estate resulting from the sale of the property or additional valuation allowances required due to further declines in fair value are reported in other noninterest expense. The amount of loans in the process of foreclosure for single-family residential properties was $0.6 million and $0.8 million as of December 31, 2016 and 2015, respectively. The amount of foreclosed residential real estate properties held as a result of obtaining physical possession was $5.3 million and $13.8 million as of December 31, 2016 and 2015, respectively.

Net Profits Interests

Net Profits Interests

The Bank owns net profits interests in oil and gas reserves received in connection with the reorganization under bankruptcy of two loan customers. These interests are considered financial interests and are recorded at estimated fair value using discounted cash flow analyses applied to the expected cash flows from the producing developed wells. Because the expected cash flows are based on the current and projected prices for oil and gas, the fair value is subject to change based on these commodity markets. Any adjustments to the fair value will be recorded in other noninterest income. The amount in other assets was $19.4 million as of December 31, 2016. There were no net profits interests prior to 2016. See note 19, Disclosure About Fair Value of Financial Instruments, for more information.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is accounted for in accordance with ASC Topic 350, and accordingly is not amortized but is evaluated for impairment at least annually in the fourth quarter or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. As part of its testing, the Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the results of the qualitative assessment indicate that more likely than not a reporting unit’s fair value is less than its carrying amount, the Company determines the fair value of the respective reporting unit (through the application of various quantitative valuation methodologies) relative to its carrying amount to determine whether quantitative indicators of potential impairment are present (i.e., Step 1). The Company may also elect to bypass the qualitative assessment and begin with Step 1. If the results of Step 1 indicate that the fair value of the reporting unit may be below its carrying amount, the Company determines the fair value of the reporting unit’s assets and liabilities, considering deferred taxes, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill (i.e., Step 2).

A reporting unit is defined as an operating segment or a component of that operating segment, as defined in ASC 280. Reporting units may vary, depending on the level at which performance of the segment is reviewed. No impairment was identified in any reporting unit in 2016, 2015 or 2014.

Other identifiable intangible assets consist primarily of the core deposit premiums and customer relationships arising from acquisitions. These intangibles were established using the discounted cash flow approach and are being amortized using an accelerated method over the estimated remaining life of each intangible recorded at acquisition. These finite-lived intangible assets are reviewed for impairment when events or changes in circumstances indicate that the asset’s carrying amount may not be recoverable from undiscounted future cash flows or that it may exceed its fair value.

Income Taxes

Income Taxes

The Company and its significant subsidiaries are subject to income taxes in federal, state and local jurisdictions, and such corporations account for income taxes under the asset and liability method in accordance with ASC Topic 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The recognition of a net deferred tax asset is dependent upon a “more likely than not” expectation of realization of the net deferred tax asset, based upon the analysis of available evidence. The net deferred tax asset recoverability is calculated using a consistent approach, which considers the relative impact of negative and positive evidence, including review of historical financial performance, and all sources of future taxable income, such as projections of future taxable income exclusive of future reversals of temporary differences and carryforwards, tax planning strategies, and any carryback availability. A valuation allowance is required to sufficiently reduce the net deferred tax asset to the amount that is expected to be realized on a “more likely than not” basis. Changes in the valuation allowance are generally recorded through income.

Cash Surrender Value of Life Insurance

The Company invests in bank-owned life insurance (“BOLI”), which involves the purchasing of life insurance on selected employees. The Company is the owner of the policies and, accordingly, the cash surrender value of the policies is included in total assets, and increases in cash surrender values are reported as income in the consolidated statements of income. The cash value accumulation on BOLI is permanently tax deferred if the policy is held to the insured person’s death and certain other conditions are met.

Revenue Recognition

Revenue Recognition

Service Charges on Deposit Accounts

Service charges on deposit accounts consist of non-sufficient funds fees, account analysis fees, and other service charges on deposits which consist primarily of monthly account fees. Non-sufficient funds fees are recognized at the time the account overdraft occurs in accordance with regulatory guidelines. Account analysis fees consist of fees charged to certain commercial demand deposit accounts based upon account activity (and reduced by a credit which is based upon cash levels in the account).

Insurance Commissions and Fees

Commission revenue is recognized as of the effective date of the insurance policy, the date the customer is billed, or the date the commission is received, whichever is later. The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed. The Company recognizes contingent commissions from insurance companies when determinable, which is generally when such commissions are received or when data is received from the insurance companies that allow the reasonable estimation of these amounts. Commission adjustments are recorded, including policy cancellations and override commissions, when the adjustments become reasonably estimable, which is generally in the period in which they occur.

Assets Under Administration and Asset Management Fees

The Company does not include assets held in fiduciary or agency capacities in the consolidated balance sheets, as such items are not assets of the Company. Fees from asset management activities are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets administered and managed, the volume of transactions, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Credit Related Fees

Credit related fees primarily include fees assessed on the unused portion of commercial lines of credit (“unused commitment fees”) and syndication agent fees. Unused commitment fees are recognized when earned. Syndication agent fees are generally recognized when the transaction is complete.

Bankcard Fees

Bankcard fees include primarily bankcard interchange revenue, which is recorded as revenue when earned.

Per Share Amounts

Per Share Amounts

Basic earnings per common share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period, plus the effect of outstanding equity-based compensation awards if dilutive.

Comprehensive Income

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, pension liability and cash flow hedges, are reported as a separate component of the shareholder’s equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

Employee Benefits

Employee Benefits

The Company offers a 401(k) defined contribution benefit plan to its employees. The plan provides for a 100% match of employee contributions up to three percent of employee compensation and a 50% match of employee contributions on the next two percent of employee compensation. All contributions and related earnings are 100% vested.

Employees of the legacy Cadence Bank hired prior to January 1, 2001 participate in a noncontributory defined benefit pension plan. The plan calls for benefits to be paid to eligible employees at retirement based primarily upon years of service and compensation. Contributions to the plan reflect benefits attributed to employees’ services to date, as well as services expected to be provided in the future. The annual pension cost charged to expense is actuarially determined in accordance with the provisions of ASC Topic 715, “Compensation-Retirement Benefits.” The plan was amended effective January 1, 2001, to close participation in the plan, and employees hired subsequent to December 31, 2000, are not eligible to participate.

The Company has a supplemental retirement plan that originated from an acquired bank for certain directors and officers of that acquired bank. The annual cost charged to expense and the estimated present values of the projected payments are actuarially determined in accordance with the provisions of ASC Topic 715.

Prior to its acquisition by LLC, the Company entered into agreements with certain senior officers to establish an unqualified supplemental retirement plan. The plan allows for fixed payment amounts to begin on a monthly basis at age 65. The annual cost charged to expense and the estimated present value of the projected payments was determined in accordance with the provisions of ASC Topic 715. The present value of projected payments is recorded as a liability, in accordance with ASC Subtopic 710-30 in the Company’s consolidated balance sheets.

The Company provides a voluntary deferred compensation plan for certain of its executive and senior officers. Under this plan, the participants may defer up to 25% of their base compensation and 100% of certain incentive compensation. The Company may, but is not obligated to, contribute to the plan. Amounts contributed to this plan are credited to a separate account for each participant and are subject to a risk of loss in the event of the Company’s insolvency. The Company made no contributions to this plan in 2016, 2015 or 2014.

Equity-Based Compensation and Equity Incentive Plan

Equity-Based Compensation and Equity Incentive Plan

The Company maintains an equity incentive plan that provides for the granting of various forms of incentive equity-based compensation. The Company values these units at the grant date fair value and recognizes expense over the requisite service period. The Company’s equity–based compensation costs are recorded as a component of salaries and employee benefits in the consolidated statements of income.

Compensation costs are recognized for restricted stock units (“RSU“s) issued to employees based on the fair value of these awards at the date of grant. A Monte-Carlo simulation was used to value the RSUs by generating the possible future value of the Company’s common stock price at the settlement date and the number of shares earned. The fair value of the RSUs is then estimated by averaging the value for all paths and discounting the results using a risk-free rate.

Long Term Incentive Plan

Long Term Incentive Plan

The Company offers a long-term incentive plan to certain employees that provides for cash compensation, half of which are based on the value of the shares of LLC as determined on at least a quarterly basis. The awards are generally subject to a 36 month vesting period and the attainment of certain three-year profitability levels. The Company adjusts the accrual related to this plan on at least a quarterly basis, based on the phantom shares awarded, and the fair value of LLC’s stock. Expense under this plan was $4.4 million, $1.6 million and $0.9 million as of December 31, 2016, 2015 and 2014, respectively.

Cash Flows

Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks, interest-bearing deposits with banks, and federal funds sold. Generally, federal funds are sold for one to seven day periods.

Cash flows from loans, either originated or acquired, are classified at the time according to management’s intent to either sell or hold the loan for the foreseeable future. When management’s intent is to hold the loan for the foreseeable future, the cash flows of that loan are presented as investing cash flows.

Off-Balance Sheet Financial Instruments

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company enters into off-balance sheet financial instruments consisting of commitments to extend credit, credit card lines, standby letters of credit and commitments to purchase securities. Such financial instruments are recorded in the consolidated financial statements when they are exercised.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value estimates are made at a specific point in time, based on relevant market information and other information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale, at one time, the entire holdings of a particular financial instrument. Because no market exists for a portion of the financial instruments, fair value estimates are also based on judgments regarding estimated cash flows, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Management employs independent third-party pricing services to provide fair value estimates for the Company’s investment securities available for sale and held to maturity. Fair values for investment securities and certain derivative financial instruments are typically the prices supplied by a third-party pricing service or an unrelated counterparty, which utilize quoted market prices, broker/dealer quotations for identical or similar securities, and/or inputs that are observable in the market, either directly or indirectly, for substantially similar securities. Level 1 securities are typically exchange quoted prices. Level 2 securities are typically matrix priced by a third-party pricing service to calculate the fair value. Such fair value measurements consider observable data, such as relevant broker/dealer quotes, market spreads, cash flows, yield curves, live trading levels, trade execution data, market consensus prepayments speeds, credit information, and the respective terms and conditions for debt instruments. Level 3 instruments’ value is determined using pricing models, discounted cash flow models and similar techniques, and may also include the use of market prices of assets or liabilities that are not directly comparable to the subject asset or liability. These methods of valuation may result in a significant portion of the fair value being derived from unobservable assumptions that reflect the Company’s own estimates for assumptions that market participants would use in pricing the asset or liability.

Management uses various validation procedures to validate the prices received from pricing services and quotations received from dealers are reasonable for each relevant financial instrument, including reference to relevant broker/dealer quotes or other market quotes and a review of valuations and trade activity of comparable securities. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided by the third-party pricing service.

Understanding the third-party pricing service’s valuation methods, assumptions and inputs used by the firm is an important part of the process of determining that reasonable and reliable fair values are being obtained. Management evaluates quantitative and qualitative information provided by the third-party pricing services to assess whether they continue to exhibit the high level of expertise and internal controls that management relies upon.

Fair value estimates are based on existing financial instruments on the consolidated balance sheets, without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include deferred income taxes, premises and equipment, goodwill and other intangible assets. In addition, the income tax ramifications related to the realization of the unrealized gains and losses on available for sale investment securities can have a significant effect on fair value estimates and have not been considered in any of the estimates.

For further information about fair value measurements refer to Note 19.